Summary of changes in share capital (Details) - HKD ($)			12 Months Ended
	May 16, 2025	Apr. 11, 2025	Dec. 31, 2025
Beginning balance, Number of shares			15,000,000
Beginning balance, Share capital			$ 58,500
Issue of ordinary shares, Number of shares	155,000	2,000,000	2,155,000
Issue of ordinary shares, Share capital			$ 8,416
Ending balance, Number of shares			17,155,000
Ending balance, Share capital			$ 66,916